Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Summary of significant accounting policies
Contract revenue on uncompleted contracts at beginning balance	$ 3,839	$ 4,022
New contract awards during the year	6,272	5,621
Contract adjustment	0	30
Contract revenue recognized for the year	(5,881)	(5,834)
Backlog at ending balance	$ 4,230	$ 3,839